Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Schedule of Expense Associated With Each Component

	December 31,
	2025	2024
	$	$
Stock options	2,391	2,968
DSUs	1,056	1,009
RSUs	2,469	3,258
ESPP	82	95
	5,998	7,330

The following table presents share-based compensation expense by function for the year ended December 31:

	December 31,
	2025	2024
	$	$
Cost of revenue	434	334
General and administrative	3,969	4,671
Sales and marketing	627	1,514
Research and development	968	811
	5,998	7,330

Schedule of Changes in Stock Options
The changes in the number of stock options during the years ended December 31, 2025 and 2024 were as follows:

	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	827,642	34.11	825,091	28.37
Options granted	399,329	42.25	211,350	61.80
Options forfeited	(157,157)	52.80	(63,540)	62.98
Options exercised	(17,112)	26.60	(144,142)	28.99
Options expired	(32,772)	57.97	(1,117)	52.46

Options outstanding – December 31	1,019,930	33.78	827,642	34.11
Options exercisable – December 31	555,009	23.78	484,483	18.46

Schedule of Number and Weighted Average Remaining Contractual Life of Stock Options Outstanding and Exercisable
The weighted average fair value of share options granted during the years ended December 31, 2025 and 2024 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2025	2024
	C$	C$
Weighted average stock price valuation	$42.00	$61.80
Weighted average exercise price	$42.00	$61.80
Risk-free interest rate	3.00%	3.54%
Expected life in years	4.5	4.5
Expected dividend yield	—%	—%
Volatility	52%	57%
Weighted average fair value of options issued	$19.27	$30.76
The following table is a summary of the Company’s stock options outstanding as at December 31, 2025:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	0.77	0.0001 - 1.09	234,120
8.86 - 11.06	18,500	5.22	8.86 - 11.06	18,500
15.79 - 16.00	85,628	3.09	15.79 - 16.00	85,628
26.43 - 60.00	625,264	3.96	26.43 - 60.00	188,140
60.01 - 95.12	56,418	3.41	60.01 - 95.12	28,621
	1,019,930	3.15		555,009
The following table is a summary of the Company’s stock options outstanding as at December 31, 2024:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	1.73	0.0001 - 1.09	234,120
8.86 - 11.06	23,985	5.99	8.86 - 11.06	21,242
15.79 - 16.00	93,947	4.77	15.79 - 16.00	93,947
26.43 - 60.00	385,966	4.71	26.43 - 60.00	125,813
60.01 - 95.12	89,624	4.50	60.01 - 95.12	9,361
	827,642	3.89		484,483

Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Prices
The following table is a summary of the Company’s stock options outstanding as at December 31, 2025:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	0.77	0.0001 - 1.09	234,120
8.86 - 11.06	18,500	5.22	8.86 - 11.06	18,500
15.79 - 16.00	85,628	3.09	15.79 - 16.00	85,628
26.43 - 60.00	625,264	3.96	26.43 - 60.00	188,140
60.01 - 95.12	56,418	3.41	60.01 - 95.12	28,621
	1,019,930	3.15		555,009
The following table is a summary of the Company’s stock options outstanding as at December 31, 2024:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	1.73	0.0001 - 1.09	234,120
8.86 - 11.06	23,985	5.99	8.86 - 11.06	21,242
15.79 - 16.00	93,947	4.77	15.79 - 16.00	93,947
26.43 - 60.00	385,966	4.71	26.43 - 60.00	125,813
60.01 - 95.12	89,624	4.50	60.01 - 95.12	9,361
	827,642	3.89		484,483

Schedule of Number of DSUs and RSUs Granted
DSUs

The following table presents information on the Company’s DSUs for the years presented:

#
DSUs – December 31, 2023	115,576
Granted (at $51.95 - $68.04 per unit)	27,019
DSUs – December 31, 2024	142,595
Granted (at C$38.05 - C$65.52 per unit)	30,997
DSUs - December 31, 2025	173,592

RSUs

The following table presents information on the Company’s RSUs for the years presented:

#
RSUs – December 31, 2023	160,150
Granted (at C$50.39 - $73.54 per unit)	105,175
Released (at C$40.30 - $86.38 per unit)	(65,997)
Forfeited (at C$40.94 - $86.38 per unit)	(27,684)
RSUs – December 31, 2024	171,644
Granted (at C$31.94 - C$45.13 per unit)	181,044
Released (at C$40.30 - $86.38 per unit)	(57,913)
Forfeited (at C$37.04 - $86.38 per unit)	(76,469)
RSUs - December 31, 2025	218,306